MINING INTERESTS AND PLANT AND EQUIPMENT - Changes in Mining Interests, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,117,170
Ending balance	1,496,926	$ 1,117,170
IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Additions, including transfer from construction in progress	6,000
Total mining interest
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	786,828
Ending balance	980,004	786,828
Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	680,690
Ending balance	759,707	680,690
Non depletable
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	106,138
Ending balance	220,297	106,138
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	330,342
Ending balance	516,922	330,342
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,516,200	1,356,241
Additions, including transfer from construction in progress	476,011	270,216
Construction in progress, net of transfers to plant and equipment additions	40,086	38,923
Change in environmental closure assets (estimate and discount rate)	15,276	3,755
Disposals	59,653	17,873
Foreign currency translation	46,592	(135,062)
Ending balance	2,034,512	1,516,200
Cost | Total mining interest
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,068,259	980,670
Additions, including transfer from construction in progress	271,692	181,810
Construction in progress, net of transfers to plant and equipment additions	0	0
Change in environmental closure assets (estimate and discount rate)	15,276	3,755
Disposals	28,362	0
Foreign currency translation	29,338	(97,976)
Ending balance	1,356,203	1,068,259
Cost | Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	962,121	864,385
Additions, including transfer from construction in progress	161,322	181,486
Construction in progress, net of transfers to plant and equipment additions	0	0
Change in environmental closure assets (estimate and discount rate)	15,276	3,755
Disposals	28,233	0
Foreign currency translation	25,420	(87,505)
Ending balance	1,135,906	962,121
Cost | Non depletable
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	106,138	116,285
Additions, including transfer from construction in progress	110,370	324
Construction in progress, net of transfers to plant and equipment additions	0	0
Change in environmental closure assets (estimate and discount rate)	0	0
Disposals	129	0
Foreign currency translation	3,918	(10,471)
Ending balance	220,297	106,138
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	447,941	375,571
Additions, including transfer from construction in progress	204,319	88,406
Construction in progress, net of transfers to plant and equipment additions	40,086	38,923
Change in environmental closure assets (estimate and discount rate)	0	0
Disposals	31,291	17,873
Foreign currency translation	17,254	(37,086)
Ending balance	678,309	447,941
Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(399,030)	(306,932)
Depreciation	62,192	47,706
Depletion	112,305	90,980
Disposals	(51,093)	(13,901)
Foreign currency translation	(15,152)	32,687
Ending balance	(537,586)	(399,030)
Accumulated depreciation and depletion | Total mining interest
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(281,431)	(213,440)
Depreciation	456	346
Depletion	112,305	90,980
Disposals	(26,789)	0
Foreign currency translation	(8,796)	23,335
Ending balance	(376,199)	(281,431)
Accumulated depreciation and depletion | Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(281,431)	(213,440)
Depreciation	456	346
Depletion	112,305	90,980
Disposals	(26,789)	0
Foreign currency translation	(8,796)	23,335
Ending balance	(376,199)	(281,431)
Accumulated depreciation and depletion | Non depletable
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	0	0
Depletion	0	0
Disposals	0	0
Foreign currency translation	0	0
Ending balance	0	0
Accumulated depreciation and depletion | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(117,599)	(93,492)
Depreciation	61,736	47,360
Depletion	0	0
Disposals	(24,304)	(13,901)
Foreign currency translation	(6,356)	9,352
Ending balance	$ (161,387)	$ (117,599)